Share-Based Compensation - Stock Options Assumptions Table (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant-date fair value (in usd per share)	$ 15.36	$ 14.77	$ 15.92
Assumptions
Expected option life—years	4 years 9 months 18 days	4 years 9 months 18 days	4 years 1 month 6 days
Volatility	33.50%	33.60%	38.20%
Risk-free interest rate	2.90%	2.00%	1.30%
Dividend yield	1.90%	0.40%	0.60%